Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and time deposits placed with banks or other financial institutions with original maturities less than three months, which are unrestricted as to withdrawal or use. Interest income associated with these deposits amounted to RMB22.2 million, RMB16.0 million and RMB4.1 million in the consolidated statements of comprehensive loss for the years ended December 31, 2018, 2019 and 2020.
The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020:

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2019	—	59,438,015	7,806,771	223,534,731	56,358,066	969	678,541	—	—	347,817,093
December 31, 2020	—	84,260,552	12,083,788	361,937,179	35,966,024	—	227,348	—	—	494,474,891